Asset Retirement Obligations - Continuity of the asset retirement obligation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Obligations
Balance at the beginning	$ 1,790	$ 1,674
Change in estimate from discounting	126	(274)
Change in estimate of costs	1,210	728
Transferred to held for sale		(338)
Balance at the end	$ 3,126	$ 1,790